Summary of Significant Accounting Policies - Schedule of Depreciation Rates (Details)	12 Months Ended
Dec. 31, 2019
Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%
Medical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	30.00%